Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Apr. 30, 2014
Earnings Per Share [Abstract]
Net income	$ 688.7	$ 344.9	$ 565.2
Net income allocated to participating securities	3.0	2.2	4.5
Net income allocated to common stockholders	$ 685.7	$ 342.7	$ 560.7
Weighted-average common shares outstanding (in shares)	118,918,701	103,038,271	103,504,121
Dilutive effect of stock options (in shares)	41,113	5,283	14,346
Weighted-average common shares outstanding - assuming dilution (in shares)	118,959,814	103,043,554	103,518,467
Net income per common share (in dollars per share)	$ 5.77	$ 3.33	$ 5.42
Net income per common share - assuming dilution (in dollars per share)	$ 5.76	$ 3.33	$ 5.42